Goodwill and Intangible Assets, including Casino Contracts	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 8. Goodwill and Intangible Assets, including Casino Contracts

Intangible assets, if any, are stated at cost. The Company’s intangible assets consisted of the following:

(amounts in thousands)	Useful Life (years)	June 30, 2014	December 31, 2013
	(Unaudited)
Gaming operation agreement	4 – 5	$1,184	$1,178
Less: accumulated amortization		(693)	(567)
		491	611
Goodwill	N/A	358	353
Patents	5 – 6	114	114
Less: accumulated amortization		(72)	(62)
		42	52
Trademarks	5 – 9	26	26
Less: accumulated amortization		(11)	(10)
		15	16
Technical know-how	10	261	261
Less: accumulated amortization		(54)	(41)
		207	220
Casino contracts	5 – 6	12,795	12,764
Less: accumulated amortization		(8,577)	(7,335)
		4,218	5,429
		$5,331	$6,681
Amortization expense for finite-lived intangible assets was approximately $1.4 million for the six-month periods ended June 30, 2014 and 2013, respectively.
Goodwill movements during the periods consisted of the following:

(amounts in thousands)	2014	2013
	(Unaudited)
Balance as of January 1	$353	$380
Foreign currency translation adjustment	5	(27)
Balance as of June 30/December 31	$358	$353

Note 8.	Goodwill and Intangible Assets, including Casino Contracts

Goodwill and intangible assets are stated at cost and consisted of the following:

	Useful
	Life	December 31,
(amounts in thousands)	(years)	2013	2012
Gaming operation agreement	4 – 5	$1,178	$1,232
Less: accumulated amortization		(567)	(315)
		611	917

Goodwill	N/A	353	380

Patents	5 – 6	114	114
Less: accumulated amortization		(62)	(42)
		52	72

Trademarks	5 – 9	26	26
Less: accumulated amortization		(10)	(6)
		16	20

Technical know-how	10	261	259
Less: accumulated amortization		(41)	(15)
		220	244

Casino contracts	5 – 6	12,764	12,934
Less: accumulated amortization		(7,335)	(4,952)
		5,429	7,982
		$6,681	$9,615

Goodwill movements during the year consisted of the following:

(amounts in thousands)	2013	2012
Balance as of January 1	$380	$357
Goodwill acquired	—	—
Foreign currency translation adjustment	(27)	23
Balance as of December 31	$353	$380

Amortization expenses for finite-lived intangible assets were approximately $2.8 million for both the years ended December 31, 2013 and 2012. Annual estimated amortization expense for each of the five succeeding years and thereafter consisted of the following:

(amounts in thousands)
2014	2,748
2015	2,748
2016	684
2017	29
2018	29
Thereafter	90
Total	$6,328